Cash, bank balances and other short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
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Disclosure of Cash and Cash Equivalents

	As of December 31, 2025	As of December 31, 2024
Cash in banks	333,002	520,401
Mutual funds	102,768	115,368
Money market funds	90,414	119,841
Argentine government bonds	6,665	8,697
Other investments	5,553	—

Total cash, bank balances and other short-term investments	538,402	764,307

Cash and cash equivalents include cash on hand and at bank and investments maturing within 3 months. For the consolidated statement of cash flows purposes below is the reconciliation between cash, bank and short-term investments and cash and cash equivalents:

	As of December 31, 2025	As of December 31, 2024
Cash, bank balances and other short-term investments	538,402	764,307
Less
Argentine government bonds	(6,665)	(8,697)
Other investments	(5,553)	—

Cash and cash equivalents	526,184	755,610